LONG TERM LOAN (Tables)	12 Months Ended
Dec. 31, 2015
LONG TERM LOAN
Schedule of future installment repayment to long term loan
	December 31, 2015
	RMB’000	US$’000

2016	7,180	1,108
2017	4,340	670

Total	11,520	1,778